Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
OTHER LONG-TERM LIABILITIES

6.	OTHER LONG-TERM LIABILITIES
Asset Retirement Obligations
We have asset retirement obligations with respect to certain of our pipelines and terminals that we are required to perform under law or contract once the asset is retired from service, and we have recognized obligations to restore certain leased properties to substantially the same condition as when such property was delivered to us or to its improved condition as prescribed by the lease agreements. With respect to all other property and equipment, it is our practice and current intent to maintain these assets and continue to make improvements to these assets as warranted. As a result, we believe that these assets have indeterminate lives for purposes of estimating asset retirement obligations because dates or ranges of dates upon which we would retire these assets cannot reasonably be estimated at this time; therefore, no asset retirement obligations have been recorded for these assets as of December 31, 2014 and 2013. We will recognize a liability at such time when sufficient information exists to estimate a range of potential settlement dates that is needed to employ a present value technique to estimate fair value.
Changes in our asset retirement obligations were as follows (in thousands):

	December 31, (a)
	2014	2013	2012
Balance as of beginning of year	$931	$889	$849
Accretion expense	44	42	40
Balance as of end of year	$975	$931	$889

(a) Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.

We do not expect any short-term spending and, as a result, there is no current liability reported for asset retirement obligations as of December 31, 2014 and 2013. Accretion expense is reflected in depreciation expense.
There are no assets that are legally restricted for purposes of settling our asset retirement obligations.
Accrued Environmental Costs
We had accrued environmental costs of $85,000 and $161,000 as of December 31, 2014 and 2013, respectively, related to oversight costs for the cleanup at certain of our terminal locations, which is indemnified by Valero.